NON-CONTROLLING INTEREST	12 Months Ended
Dec. 31, 2022
Disclosure of noncontrolling interest [Abstract]
NON-CONTROLLING INTEREST

NOTE 26  - NON- CONTROLLING INTEREST

The following table includes information regarding the non-controlling interest of each direct subsidiary of Grupo Aval at December 31, 2022 and 2021:

December 31, 2022
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	59.47%	Ps.	9,347,843	Ps.	1,604,142	Ps.	(427,370)
Banco de Bogotá S.A. (*)	Colombia	31.07%		2,602,543		628,214		(121,337)
Banco de Occidente S.A.	Colombia	27.73%		1,234,275		96,441		(44,202)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.24%		603,288		36,527		(3)
Banco Comercial AV Villas S.A.	Colombia	20.13%		349,487		21,765		(16,225)
Banco Popular S.A.	Colombia	6.26%		217,253		(841)		(6,040)
		Total	Ps.	14,354,689	Ps.	2,386,248	Ps.	(615,177)

(*) See note 1.1., "Discontinued operation of BAC Holding”

December 31, 2021
			Non-controlling		Non-controlling		Dividends paid to non-
		Non-controlling	Interest share of		interest share of		controlling interest in
Entity	Country	Interest	equity		net income		the year
Corporación Financiera Colombiana S.A.	Colombia	60.02%	Ps.	7,535,170	Ps.	1,183,899	Ps.	(400,959)
Banco de Bogotá S.A.	Colombia	31.26%		6,720,725		877,725		(430,624)
Banco de Occidente S.A.	Colombia	27.73%		1,178,665		162,923		(58,511)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.	Colombia	24.33%		402,758		87,152		(4)
Banco Comercial AV Villas S.A.	Colombia	20.13%		363,994		38,954		(13,497)
Banco Popular S.A.	Colombia	6.26%		256,682		20,113		(9,761)
		Total	Ps.	16,457,994	Ps.	2,370,766	Ps.	(913,356)

The following table includes information regarding each direct subsidiary of Grupo Aval that has significant non-controlling interests to December 31, 2022, and 2021(before eliminations):

December 31, 2022
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	54,030,318	Ps.	39,158,937	Ps.	13,466,165	Ps.	2,301,398	Ps.	355,507	Ps.	1,607,158
Banco de Bogotá S.A.		137,873,838		122,063,279		12,767,867		2,806,268		(586,923)		(3,276,271)
Banco de Occidente S.A.		60,004,409		54,788,335		5,799,384		456,343		(311,542)		(1,676,363)
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.		3,522,732		1,056,580		972,508		155,194		(60,646)		33,365
Banco Comercial AV Villas S.A.		19,648,282		17,801,302		2,062,719		103,774		(102,613)		274,563
Banco Popular S.A.	Ps.	32,667,378	Ps.	29,449,526	Ps.	3,406,454	Ps.	79,994	Ps.	(80,101)	Ps.	(51,186)

z
December 31, 2021
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Corporación Financiera Colombiana S.A.	Ps.	46,988,876	Ps.	33,716,537	Ps.	11,537,283	Ps.	1,849,023	Ps.	780,417	Ps.	2,508,786
Banco de Bogotá S.A.		232,334,894		206,995,928		22,354,860		4,549,032		2,036,654		(1,170,862)
Banco de Occidente S.A.		51,663,460		46,474,881		3,921,938		585,905		(37,375)		2,482,879
z
December 31, 2021
												Cash Flow from
Entity		Assets		Liabilities		Total Income		Net Income		OCI - Controlling		operating activities
Sociedad Administradora de Fondos de Pensiones y Cesantías Porvenir S.A.		4,133,467		1,462,473		1,477,232		580,202		(1,237)		404,241
Banco Comercial AV Villas S.A.		17,563,247		15,651,553		1,633,004		192,248		(21,771)		303,074
Banco Popular S.A.	Ps.	29,910,656	Ps.	26,541,256	Ps.	2,619,626	Ps.	314,577	Ps.	6,443	Ps.	485,518